Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Working capital loan – related party
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities – Public Warrants
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities – Private Placement Warrants
Quoted Prices in Active Markets (Level 1) [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account – US Treasury securities		291,525,100
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Working capital loan – related party		100,800
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities – Public Warrants	287,500	191,667
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities – Private Placement Warrants	8,000	5,333
Significant Other Observable Inputs (Level 2) [Member] | US Treasury Securities [Member]
Assets:
Investments held in Trust Account – US Treasury securities
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Working capital loan – related party
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities – Public Warrants
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities – Private Placement Warrants